Taxation (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of income tax expense

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

South African taxation
Normal taxation	—	—	1
Deferred taxation
Other temporary differences (1)	—	(6)	74
	—	(6)	75

Foreign taxation
Normal taxation	62	93	553
Prior year under (over) provision	—	—	8
Deferred taxation
Temporary differences (2)	5	10	9
Prior year under (over) provision	—	—	(6)
Change in estimate	3	(2)	(14)
	70	101	550

	70	95	625

(1) Included in other temporary differences in South African taxation for the year ended 31 December 2020 are deferred tax assets of $78m, which were derecognised during the fourth quarter of 2020; $9m thereof as part of the disposal of the South African assets and the remaining $69m on consideration of future recoverability.

(2) Temporary differences in Foreign taxation for the quarter ended 31 March 2021 include amounts giving rise to deferred tax assets (limited to generated taxable income) at Obuasi of $12m (Dec 2020: $7m).